Schedule 1 - Condensed Financial Statements of the Company (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	¥ 2,164,132	¥ 2,055,417